Concentration of Credit Risks	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Risks/Concentration of Credit Risks [Abstract]
CONCENTRATION OF CREDIT RISKS

24. CONCENTRATION OF CREDIT RISKS

As of September 30, 2017 and December 31, 2016, the Company held cash of $1,255,551 and $4,496,588, respectively, that was uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily places cash deposits only with large financial institutions in the PRC with acceptable credit ratings.

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

No customer accounted for more than 10% of total loan balance as of September 30, 2017 and December 31, 2016.

24. CONCENTRATION OF CREDIT RISKS

As of December 31, 2016 and 2015, the Company held cash of $4,496,588 and $6,732,601, respectively, that was uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily places cash deposits only with large financial institutions in the PRC with acceptable credit ratings.

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

No customer accounted for more than 10% of total loan balance as of December 31, 2016 and 2015.